Lease (Details) - Schedule of Components of Lease Expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	¥ 1,170	¥ 714
Short-term lease cost	4,691	7,821
Total	¥ 5,861	¥ 8,535